All Weather Transaction (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 CNY (¥)
All Weather Transaction (Details) [Line Items]
Working capital	$ 4,700	¥ 30,000
Statutory income tax rate	25.00%
AW Frame [Member]
All Weather Transaction (Details) [Line Items]
Work loan			$ 4,700	¥ 30,000